Employee benefit plans	6 Months Ended
Sep. 30, 2023
Employee Benefit Plans [Abstract]
Employee benefit plans
11. Employee benefit plans:
Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.
Net periodic benefit cost
The net periodic benefit cost of the defined benefit plans of Japanese entities includes the following components.

	Millions of yen
	Six months ended September 30
	2022	2023
Service cost	¥3,199	¥3,014
Interest cost	1,216	1,742
Expected return on plan assets	(2,984)	(2,829)
Amortization of net actuarial losses	1,909	1,403
Amortization of prior service cost	(803)	(802)

Net periodic benefit cos t	¥2,537	¥2,528

	Millions of yen
	Three months ended September 30
	2022	2023
Service cost	¥1,600	¥1,507
Interest cost	608	871
Expected return on plan assets	(1,492)	(1,414)
Amortization of net actuarial losses	954	701
Amortization of prior service cost	(401)	(401)

Net periodic benefit cos t	¥1,269	¥1,264

Nomura also recognized net periodic benefit cost of plans other than Japanese entities’ plans, which are not significant.